June 30, 2003	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Semi-Annual

    Report

PACIFIC CORINTHIAN

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003 (Unaudited)

(In thousands)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,616
Equity Portfolio		$19,493
Inflation Managed Portfolio			$1,298
Main Street Core Portfolio (1)				$4,351
Multi-Strategy Portfolio					$4,241
Managed Bond Portfolio						$9,884
High Yield Bond Portfolio							$112
Equity Index Portfolio								$1,496
International Value Portfolio									$462
Growth LT Portfolio										$3,084
Receivables:
Fund shares redeemed	–	2	1	1	1	1	–	–	–	1

Total Assets	1,616	19,495	1,299	4,352	4,242	9,885	112	1,496	462	3,085

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	–	2	1	1	1	1	–	–	–	1
Other liabilities	7	66	3	16	9	2	1	5	1	10

Total Liabilities	7	68	4	17	10	3	1	5	1	11

NET ASSETS	$1,609	$19,427	$1,295	$4,335	$4,232	$9,882	$111	$1,491	$461	$3,074

Shares Owned in each Portfolio	160	1,256	101	265	310	820	16	64	42	203

Cost of Investments	$1,606	$16,901	$1,047	$3,731	$3,691	$8,678	$129	$1,554	$566	$3,782

(1) Formerly named Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME

Dividends	$8	$–	$–	$–	$–	$193	$4	$–	$–	$–

EXPENSES

Mortality and expense risk fees and operating expenses	11	112	8	26	24	60	1	9	2	17

Net Investment Income (Loss)	(3)	(112)	(8)	(26)	(24)	133	3	(9)	(2)	(17)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	1	33	1	18	1	27	–	(47)	(2)	(92)

Change in net unrealized appreciation (depreciation) on investments	(1)	1,808	75	394	381	360	9	209	32	519

Net Gain on Investments	–	1,841	76	412	382	387	9	162	30	427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3)	$1,729	$68	$386	$358	$520	$12	$153	$28	$410

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3)	($112)	($8)	($26)	($24)	$133	$3	($9)	($2)	($17)
Net realized gain (loss) from security transactions	1	33	1	18	1	27	–	(47)	(2)	(92)
Change in net unrealized appreciation (depreciation) on investments	(1)	1,808	75	394	381	360	9	209	32	519

Net Increase (Decrease) in Net Assets Resulting from Operations	(3)	1,729	68	386	358	520	12	153	28	410

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	38	32	–	–	–	4	–	4	–	–
Transfers between variable accounts, net	(144)	(211)	(5)	(84)	69	(81)	13	14	20	(22)
Transfers—policy charges and deductions	–	(29)	–	–	–	(35)	–	–	–	–
Transfers—surrenders	(47)	(418)	(14)	(201)	(116)	(271)	–	(122)	(1)	(17)
Transfers—other		(7)	–	–	–	(1)	(1)	–	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(153)	(633)	(19)	(285)	(47)	(384)	12	(104)	18	(40)

NET INCREASE (DECREASE) IN NET ASSETS	(156)	1,096	49	101	311	136	24	49	46	370

NET ASSETS
Beginning of Period	1,765	18,331	1,246	4,234	3,921	9,746	87	1,442	415	2,704

End of Period	$1,609	$19,427	$1,295	$4,335	$4,232	$9,882	$111	$1,491	$461	$3,074

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4	($194)	$14	($28)	$84	$398	$8	$157	($2)	($7)
Net realized gain (loss) from security transactions	3	441	6	119	43	4	(11)	(96)	(29)	(1,071)
Change in net unrealized appreciation (depreciation) on investments	(3)	(7,697)	124	(2,084)	(857)	473	(2)	(578)	(50)	(247)

Net Increase (Decrease) in Net Assets Resulting from Operations	4	(7,450)	144	(1,993)	(730)	875	(5)	(517)	(81)	(1,325)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	–	27	–	1	1	12	–	–	–	–
Transfers between variable accounts, net	(55)	(718)	5	(121)	(79)	–	(16)	(162)	(22)	(340)
Transfers—policy charges and deductions	(81)	(181)	(1)	(179)	(25)	(69)	–	(45)	(1)	(203)
Transfers—surrenders	(285)	(1,583)	(5)	(500)	(503)	(511)	(7)	(159)	(14)	(251)
Transfers—other	–	21	(1)	7	1	–	–	3	1	9

Net Decrease in Net Assets Derived from Account Transactions	(421)	(2,434)	(2)	(792)	(605)	(568)	(23)	(363)	(36)	(785)

NET INCREASE (DECREASE) IN NET ASSETS	(417)	(9,884)	142	(2,785)	(1,335)	307	(28)	(880)	(117)	(2,110)

NET ASSETS
Beginning of Year	2,182	28,215	1,104	7,019	5,256	9,439	115	2,322	532	4,814

End of Year	$1,765	$18,331	$1,246	$4,234	$3,921	$9,746	$87	$1,442	$415	$2,704

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

				Ratios of	Ratios
	AUV	Number	Total	Investment	of
	at	of	Net	Income to	Expenses to
	End of	Units	Assets	Average	Average	Total
For the Period or Year Ended	Period/Year	Outstanding	(in $000's)	Net Assets (1)	Net Assets (1)	Returns (2)

I
06/30/2003 (Unaudited)	$2.20	732,045	$1,609	0.90%	1.23%	(0.17%)
2002	2.20	801,386	1,765	1.41%	1.22%	0.18%
2001	2.20	992,530	2,182	3.87%	1.21%	2.62%

II
06/30/2003 (Unaudited)	$4.91	3,957,260	$19,427	0.00%	1.23%	9.73%
2002	4.47	4,097,487	18,331	0.37%	1.23%	(27.40%)
2001	6.16	4,578,403	28,215	6.33%	1.21%	(22.70%)

IV
06/30/2003 (Unaudited)	$2.84	455,434	$1,295	0.00%	1.23%	5.52%
2002	2.69	462,326	1,246	2.54%	1.23%	14.04%
2001	2.36	467,059	1,104	3.71%	1.20%	3.02%

VII
06/30/2003 (Unaudited)	$2.33	1,862,107	$4,335	0.00%	1.23%	9.59%
2002	2.12	1,993,087	4,234	0.71%	1.23%	(29.27%)
2001	3.00	2,336,761	7,019	1.88%	1.21%	(9.97%)

IX
06/30/2003 (Unaudited)	$2.48	1,705,992	$4,232	0.00%	1.23%	9.14%
2002	2.27	1,725,264	3,921	3.10%	1.23%	(14.13%)
2001	2.65	1,985,813	5,256	2.67%	1.21%	(2.34%)

X
06/30/2003 (Unaudited)	$1.84	5,360,037	$9,882	3.96%	1.23%	5.43%
2002	1.75	5,573,069	9,746	5.40%	1.23%	9.58%
2001	1.60	5,914,861	9,439	5.11%	1.21%	6.04%

XI
06/30/2003 (Unaudited)	$1.44	77,431	$111	7.58%	1.23%	11.70%
2002	1.29	67,462	87	8.70%	1.22%	(4.17%)
2001	1.34	85,823	115	9.90%	1.21%	0.13%

XII
06/30/2003 (Unaudited)	$2.12	703,313	$1,491	0.00%	1.23%	10.93%
2002	1.91	754,519	1,442	9.76%	1.23%	(23.29%)
2001	2.49	931,726	2,322	1.45%	1.21%	(13.21%)

XIII
06/30/2003 (Unaudited)	$1.11	416,225	$461	0.00%	1.23%	6.18%
2002	1.04	397,673	415	0.91%	1.22%	(14.96%)
2001	1.23	433,781	532	2.68%	1.21%	(22.81%)

XIV
06/30/2003 (Unaudited)	$2.22	1,382,184	$3,074	0.00%	1.23%	15.36%
2002	1.93	1,402,534	2,704	1.02%	1.23%	(29.84%)
2001	2.75	1,752,136	4,814	17.14%	1.21%	(30.40%)

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk (M&E) charges and operating expenses assessed through the daily accumulation unit value calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Notes 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”) as follows:

Portfolios

Variable Account I	Money Market Portfolio

Variable Account II	Equity Portfolio

Variable Account IV	Inflation Managed Portfolio

Variable Account VII	Main Street® Core Portfolio *

Variable Account IX	Multi-Strategy Portfolio

Variable Account X	Managed Bond Portfolio

Variable Account XI	High Yield Bond Portfolio

Variable Account XII	Equity Index Portfolio

Variable Account XIII	International Value Portfolio

Variable Account XIV	Growth LT Portfolio

* Formerly named Large-Cap Core Portfolio (Main Street is a registered trademark of Oppenheimer Funds).

Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”). The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

During the six-month period ended June 30, 2003, the Fund declared dividends for the Money Market, Managed Bond, and High Yield Bond Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. CONTRACT CHARGES

A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.

Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the period ended June 30, 2003, these operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund’s portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the period ended June 30, 2003, these combined operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk fees and operating expenses (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of June 30, 2003, were as follows (amounts in thousands):

	Variable Accounts

	I	II	IV	VII	IX

Total cost of investments at beginning of period	$1,761	$17,607	$1,073	$4,023	$3,760
Add: Total net proceeds from policy and M&E transactions	59	119	24	–	98
Reinvested distributions from the Fund	8	–	–	–	–

Sub-Total	1,828	17,726	1,097	4,023	3,858
Less: Cost of investments disposed during the period	222	825	50	292	167

Total cost of investments at end of period	1,606	16,901	1,047	3,731	3,691
Add: Unrealized appreciation	10	2,592	251	620	550

Total market value of investments at end of period	$1,616	$19,493	$1,298	$4,351	$4,241

	X	XI	XII	XIII	XIV

Total cost of investments at beginning of period	$8,902	$113	$1,713	$552	$3,930
Add: Total net proceeds from policy and M&E transactions	179	13	59	20	21
Reinvested distributions from the Fund	193	4	–	–	–

Sub-Total	9,274	130	1,772	572	3,951
Less: Cost of investments disposed during the period	596	1	218	6	169

Total cost of investments at end of period	8,678	129	1,554	566	3,782
Add: Unrealized appreciation (depreciation)	1,206	(17)	(58)	(104)	(698)

Total market value of investments at end of period	$9,884	$112	$1,496	$462	$3,084

Semi-Annual Report

as of June 30, 2003

•  Pacific Corinthian Variable

   Separate Account of

   Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 1211-3A